Warrant Derivative (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2020	Dec. 31, 2019
Warrant Derivative
Number of share purchase warrants issued	200,000
Number of share purchase warrants exercisable	200,000
Exercise price	$ 12.30	$ 12.30	$ 12.30
Percentage of warrants exercise	100.00%
Fair value of convertible note derivative, share price	$ 32.30
Consecutive trading days	30 days